Shareholders' Equity - Stock-Based Compensation Additional Information (Details) - USD ($) $ in Thousands				12 Months Ended
	Oct. 17, 2019	May 30, 2018	May 27, 2015	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of stock options exercised				$ 2,945,683	$ 2,047,327
Remaining unamortized compensation cost related to unvested stock options and RSUs				$ 810,327	$ 381,318
Remaining unamortized compensation cost related to unvested stock options and RSUs, period of recognition				2 years 4 months 13 days
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)				562,084	473,697
Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield				0.00%	0.00%
Class A Subordinate Voting | 6 River Systems, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued with trading restrictions (in shares)	122,080
Restricted shares remaining (in shares)				61,040
Legacy Option Plan | Employee and Non-Employee Stock Options | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Legacy Option Plan | Employee and Non-Employee Stock Options | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Legacy Option Plan | Employee and Non-Employee Stock Options | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Legacy Option Plan | Employee and Non-Employee Stock Options | Fourth Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Legacy Option Plan | Class B Multiple Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares receivable per option exercised (in shares)			1
Stock Option Plan | Employee and Non-Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years	4 years
Remaining vesting period		24 months	36 months
Stock Option Plan | Employee and Non-Employee Stock Options | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)		33.33%	25.00%
Stock Option Plan | Employee and Non-Employee Stock Options | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)		33.33%
Stock Option Plan | Employee and Non-Employee Stock Options | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)		33.33%
Stock Option Plan | Class A Subordinate Voting | Employee and Non-Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Trading days used to calculate volume weighted average trading price			5 days
LTIP | Restricted Stock Units (RSUs) | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Vesting (as a percent)		33.33%
LTIP | Restricted Stock Units (RSUs) | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Vesting (as a percent)		33.33%
LTIP | Restricted Stock Units (RSUs) | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Vesting (as a percent)		33.33%
LTIP | Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)				0
LTIP | Deferred Shares Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)				921
LTIP | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares receivable per option exercised (in shares)		1
Prior to November 2017 RSUs | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years	4 years
Remaining vesting period			36 months
Prior to November 2017 RSUs | Restricted Stock Units (RSUs) | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Prior to November 2017 RSUs | Restricted Stock Units (RSUs) | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Prior to November 2017 RSUs | Restricted Stock Units (RSUs) | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Prior to November 2017 RSUs | Restricted Stock Units (RSUs) | Fourth Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Stock Option Plan and LTIP | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance (in shares)			3,743,692
Shares available for issuance, percentage of annual increase			5.00%
Stock Option Plan and LTIP | Class A Subordinate Voting | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance (in shares)						31,094,042